Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Guarantor Obligations [Line Items]
Potential future payment	¥ 1,247,217	¥ 1,153,273
Book value of guarantee liabilities	59,103	60,458
Transferred loans
Guarantor Obligations [Line Items]
Potential future payment	478,152	417,587
Book value of guarantee liabilities	¥ 3,569	¥ 4,103
Maturity of the longest contract (Years)	2062	2062
Consumer loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 284,499	¥ 284,891
Book value of guarantee liabilities	¥ 47,862	¥ 47,461
Maturity of the longest contract (Years)	2033	2033
Real estate loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 7,860	¥ 12,087
Book value of guarantee liabilities	¥ 2,599	¥ 3,953
Maturity of the longest contract (Years)	2048	2048
Other
Guarantor Obligations [Line Items]
Potential future payment	¥ 2,745	¥ 2,294
Book value of guarantee liabilities	¥ 55	¥ 46
Maturity of the longest contract (Years)	2035	2035
Corporate loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 473,961	¥ 436,414
Book value of guarantee liabilities	¥ 5,018	¥ 4,895
Maturity of the longest contract (Years)	2028	2027